Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfiiincallon-20150701_SupplementTextBlock

John Hancock Funds II

Supplement dated July 1, 2015 to the current Prospectus

Income Allocation Fund (the "fund")

The following information supplements and supersedes any information to the contrary relating to Income Allocation Fund, a series of John Hancock Funds II, contained in the current Prospectus.

Effective July 1, 2015, the fund's investment strategies will be modified to permit the fund to invest, at any given time, exclusively in underlying funds and exchange-traded funds (ETFs), direct investments such as equity and debt securities, or a combination of underlying funds, ETFs, and equity and debt securities, as well as derivatives. Accordingly, the following sections of the Prospectus are revised and restated as follows:

The first paragraph under "Fund summary — Principal investment strategies":

The fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, affiliated and non-affiliated underlying funds and exchange-traded funds (ETFs). The fund may invest directly in affiliated and non-affiliated underlying funds or exchange-traded funds (ETFs), invest directly in securities, or use a combination of direct and underlying fund investments, without limitation. At any given time, the fund may invest exclusively in underlying funds or ETFs, direct investments in a broad range of equity or debt securities, or a combination thereof and derivative instruments, to achieve the fund's investment objective and strategies. The allocation of the fund's investments will vary and the fund may not be invested in all of the types of securities and other investments described below at any given time.

The fourth paragraph under "Fund summary — Principal investment strategies":

The fund may invest in individual fixed-income securities, fixed-income funds and ETFs to an unlimited extent. The fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The fund may also invest significantly in below investment grade bonds (e.g., high yield bonds, junk bonds, or arbitrage and distressed securities), below investment grade bank loans, foreign currency-denominated bonds and bonds of emerging market issuers. The fund's investment in foreign currency-denominated bonds may be on a currency hedged or unhedged basis. The fund may invest in other affiliated and non-affiliated investment companies, including closed-end funds. Although the fund has no limit on the ratings of securities in which it invests, below investment grade bonds (also known as junk bonds) acquired by the fund directly or through investing in ETFs and other underlying funds will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by Standard & Poor's Ratings Services (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)) or will be determined by the management team to be of similar quality. Split-rated bonds will be considered to have the higher credit rating. The average portfolio duration of the fund will vary based on the management team's forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The second paragraph under "Fund details — Principal investment strategies":

The fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, affiliated and non-affiliated underlying funds and exchange-traded funds (ETFs). The fund may invest directly in affiliated and non-affiliated underlying funds or exchange-traded funds (ETFs), invest directly in securities, or use a combination of direct and underlying fund investments, without limitation. At any given time, the fund may invest exclusively in underlying funds or ETFs, direct investments in a broad range of equity or debt securities, or a combination thereof and derivative instruments, to achieve the fund's investment objective and strategies. The allocation of the fund's investments will vary and the fund may not be invested in all of the types of securities and other investments described below at any given time.

The fourth paragraph under "Fund details — Principal investment strategies":

The fund may invest in individual fixed-income securities, fixed-income funds and ETFs to an unlimited extent. The fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The fund may also invest significantly in below investment grade bonds (e.g., high yield bonds, junk bonds, or arbitrage and distressed securities), below investment grade bank loans, foreign currency-denominated bonds and bonds of emerging market issuers. The fund's investment in foreign currency-denominated bonds may be on a currency hedged or unhedged basis. The fund may invest in other affiliated and non-affiliated investment companies, including closed-end funds. Although the fund has no limit on the ratings of securities in which it invests, below investment grade bonds (also known as junk bonds) acquired by the fund directly or through investing in ETFs and other underlying funds will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by Standard & Poor's Ratings Services (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)) or will be determined by the management team to be of similar quality. Split-rated bonds will be considered to have the higher credit rating. The average portfolio duration of the fund will vary based on the management team's forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

Also, as described further below, the fund's adviser has contractually agreed to lower the threshold above which it will reimburse the fund's "Other expenses" from 0.05% to 0.04% of average annual net assets. Effective August 31, 2015, the advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. As of its effective date, the current expense limitation agreement supersedes a previous agreement regarding the fund's "Other expenses." The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

| (Income Allocation Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, affiliated and non-affiliated underlying funds and exchange-traded funds (ETFs). The fund may invest directly in affiliated and non-affiliated underlying funds or exchange-traded funds (ETFs), invest directly in securities, or use a combination of direct and underlying fund investments, without limitation. At any given time, the fund may invest exclusively in underlying funds or ETFs, direct investments in a broad range of equity or debt securities, or a combination thereof and derivative instruments, to achieve the fund's investment objective and strategies. The allocation of the fund's investments will vary and the fund may not be invested in all of the types of securities and other investments described below at any given time.

The fund may invest in individual fixed-income securities, fixed-income funds and ETFs to an unlimited extent. The fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The fund may also invest significantly in below investment grade bonds (e.g., high yield bonds, junk bonds, or arbitrage and distressed securities), below investment grade bank loans, foreign currency-denominated bonds and bonds of emerging market issuers. The fund's investment in foreign currency-denominated bonds may be on a currency hedged or unhedged basis. The fund may invest in other affiliated and non-affiliated investment companies, including closed-end funds. Although the fund has no limit on the ratings of securities in which it invests, below investment grade bonds (also known as junk bonds) acquired by the fund directly or through investing in ETFs and other underlying funds will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by Standard & Poor's Ratings Services (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)) or will be determined by the management team to be of similar quality. Split-rated bonds will be considered to have the higher credit rating. The average portfolio duration of the fund will vary based on the management team's forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, affiliated and non-affiliated underlying funds and exchange-traded funds (ETFs). The fund may invest directly in affiliated and non-affiliated underlying funds or exchange-traded funds (ETFs), invest directly in securities, or use a combination of direct and underlying fund investments, without limitation. At any given time, the fund may invest exclusively in underlying funds or ETFs, direct investments in a broad range of equity or debt securities, or a combination thereof and derivative instruments, to achieve the fund's investment objective and strategies. The allocation of the fund's investments will vary and the fund may not be invested in all of the types of securities and other investments described below at any given time.

The fund may invest in individual fixed-income securities, fixed-income funds and ETFs to an unlimited extent. The fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The fund may also invest significantly in below investment grade bonds (e.g., high yield bonds, junk bonds, or arbitrage and distressed securities), below investment grade bank loans, foreign currency-denominated bonds and bonds of emerging market issuers. The fund's investment in foreign currency-denominated bonds may be on a currency hedged or unhedged basis. The fund may invest in other affiliated and non-affiliated investment companies, including closed-end funds. Although the fund has no limit on the ratings of securities in which it invests, below investment grade bonds (also known as junk bonds) acquired by the fund directly or through investing in ETFs and other underlying funds will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by Standard & Poor's Ratings Services (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)) or will be determined by the management team to be of similar quality. Split-rated bonds will be considered to have the higher credit rating. The average portfolio duration of the fund will vary based on the management team's forecast of interest rates and there are no limits regarding portfolio duration or average maturity.